SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Foreign currency translation adjustments	$ 34	$ (627)	$ (1,827)
Total accumulated other comprehensive (loss)	$ 34	$ (627)	$ (1,827)